Segments (Notes)	9 Months Ended
Sep. 30, 2019
Segments [Abstract]
Segment Reporting Disclosure [Text Block]
Segments

The Company operated as one reportable segment for 2018 and evaluated the business as a renewable construction company. In late 2018, the Company completed two significant acquisitions that construct projects outside of the renewable market. As of September 30, 2019, we operate our business as two reportable segments: the Renewables segment and the Specialty Civil segment. The 2018 segment presentation has been recast to be consistent to the 2019 segmentation.

Each of our reportable segments is comprised of similar business units that specialize in services unique to the respective markets that each segment serves. The classification of revenue and gross profit for segment reporting purposes can at times require judgment on the part of management. Our segments may perform services across industries or perform joint services for customers in multiple industries. To determine reportable segment gross profit, certain allocations, including allocations of shared and indirect costs, such as facility costs, equipment costs and indirect operating expenses, were made based on segment revenue.
Separate measures of the Company’s assets, including capital expenditures and cash flows by reportable segment are not produced or utilized by management to evaluate segment performance. A substantial portion of the Company’s fixed assets are owned by and accounted for in our equipment department, including operating machinery, equipment and vehicles, as well as office equipment, buildings and leasehold improvements, and are used on an interchangeable basis across our reportable segments. As such, for reporting purposes, total under/over absorption of equipment expenses consisting primarily of depreciation is allocated to the Company's two reportable segments based on segment revenue.

The following is a brief description of the Company's reportable segments:

The Renewables segment operates throughout the United States and specializes in a range of services that include full EPC project delivery, design, site development, construction, installation and restoration of infrastructure services for the wind and solar industries.

The Specialty Civil segment operates throughout the United States and specializes in a range of services that include:

•	Heavy civil construction services such as high-altitude road and bridge construction, specialty paving, industrial maintenance and other local, state and government projects.

•	Environmental remediation services such as site development, environmental site closure and outsourced contract mining and coal ash management services.

•	Rail Infrastructure services such as planning, creation and maintenance of infrastructure projects for major railway and intermodal facilities construction.

Segment Revenue

Revenue by segment was as follows:

	Three months ended September 30,				Nine months ended September 30,
(in thousands)	2019		2018		2019		2018
Segment	Revenue	% of Total Revenue	Revenue	% of Total Revenue	Revenue	% of Total Revenue	Revenue	% of Total Revenue
Renewables	$242,654	57.5%	$262,477	94.0%	$496,863	52.8%	$480,362	95.4%
Specialty Civil	179,368	42.5%	16,802	6.0%	443,930	47.2%	23,125	4.6%
Total revenue	$422,022	100.0%	$279,279	100.0%	$940,793	100.0%	$503,487	100.0%

Segment Gross Profit

Gross profit by segment was as follows:

	Three months ended September 30,				Nine months ended September 30,
(in thousands)	2019		2018		2019		2018
Segment	Gross Profit	Gross Profit Margin	Gross Profit	Gross Profit Margin	Gross Profit	Gross Profit Margin	Gross Profit	Gross Profit Margin
Renewables	$27,469	11.3%	$24,822	9.5%	$45,806	9.2%	$37,578	7.8%
Specialty Civil	25,401	14.2%	2,186	13.0%	45,259	10.2%	3,144	13.6%
Total gross profit	$52,870	12.5%	$27,008	9.7%	$91,065	9.7%	$40,722	8.1%